GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS-Schedule of Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 8,800
Finite-Lived Intangible Assets, Amortization Expense, Year Two	7,010
Finite-Lived Intangible Assets, Amortization Expense, Year Three	5,602
Finite-Lived Intangible Assets, Amortization Expense, Year Four	3,417
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 3,155